                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04222

Morgan Stanley New York Tax-Free Income Fund
     (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New York Tax-Free Income Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended June 30, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED JUNE 30, 2007

                                                                           LIPPER
                                                          LEHMAN         NEW YORK
                                                        BROTHERS        MUNICIPAL
                                                        NEW YORK       DEBT FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     EXEMPT INDEX(1)         INDEX(2)
   0.13%       0.21%      -0.05%       0.23%              0.26%            -0.03%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended June 30, 2007, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares. Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

MARKET CONDITIONS

Economic growth was initially sluggish but became decidedly more positive as the period progressed. Weaker consumer spending and rising energy prices weighed on the economy in the first quarter of 2007. At the same time, troubles in the sub-prime mortgage market surfaced, intensifying concerns about the already weak residential housing sector. Against this backdrop, speculation began to emerge that the Federal Open Market Committee (the "Fed") might reduce its target federal funds rate. As the months progressed, energy prices continued to rise and productivity gains slowed, but employment growth remained strong and various economic indicators began to improve. This led to anticipation of a rebound in economic growth and renewed concerns about inflation, which effectively dispelled expectations of a near-term ease in Fed monetary policy and yields moved higher across the Treasury curve. In the last weeks of June, however, yields declined when news of the failure of two of Bear Stearns' mortgage-related hedge funds fueled a flight-to-quality Treasury market rally. Despite the market's volatility and the changing outlook for the economy and monetary policy during the period, the target federal funds rate has remained unchanged at 5.25 percent for the past year.

Municipal bond yields generally followed the same path as Treasury yields, declining in January and February then rising for most of the remainder of the period. Yields on long-term issues (as represented by the 30-year AAA rated municipal bond) moved from 4.10 percent at the beginning of the period to 4.55 percent in mid-June, then declined to 4.45 percent by the end of the period. Yields on 10-year bonds moved in a similar pattern while yields on short-term municipals remained relatively stable. As such, the slope of the curve steepened for the overall period, with a 75 basis point yield advantage, or "pick-up", for

30-year maturities relative to one-year maturities at the end of June. Despite the steepening, however, the curve still ended the period relatively flat in historic terms as the yield pick-up from one to 30 years has averaged 150 basis points over the past three years.

Long-term municipal bonds performed relatively in line with Treasuries until late June, when the flight to quality helped Treasuries outperform. The 30-year municipal-to-Treasury yield ratio, which measures the relative attractiveness of these two sectors, held steady at 85 percent through March, then rose slightly to end the period at 87 percent. A rising ratio indicates that municipals underperformed Treasuries but became more attractive on a relative price basis.

Issuance of municipal bonds jumped nearly 50 percent in the first calendar quarter, due primarily to a surge in refundings, but fell off in the second quarter as rising interest rates discouraged borrowers from issuing new debt at higher rates. Nonetheless, new issue volume for the first half of 2007 totaled $226 billion, a 27 percent increase versus the same six-month period in 2006. The top five issuing states during the reporting period were California, Texas, Florida, New York, and Pennsylvania. Together, these states accounted for 47 percent of total market volume.

New issue volume for the State of New York totaled $14 billion for the overall period, roughly the same amount as was issued during the first six months of 2006. Overall, the state's economic forecast remains positive. Non-agricultural employment is expected to continue to rise, as are wages and personal income growth. Although New York's economy continues to improve, gains have not been consistent across the state, as economic performance in various upstate urban centers remains weak.

As a final note, the U.S. Supreme Court agreed in May to review Davis v. The State of Kentucky Department of Revenue, a case that questions whether differential tax treatment of in-state and out-of-state municipal bond interest is constitutional. The executive branch of the Commonwealth of Kentucky is seeking to overturn a state court ruling that it is unconstitutional to treat interest on bonds issued by government entities in their state more favorably for tax purposes than interest on bonds issued in other states. Given that the majority of states currently exempt only interest on their municipal bonds from state income taxes, the market will be closely watching this case.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley New York Tax-Free Income Fund underperformed the Lehman Brothers New York Exempt Index, and Class A, B and D shares outperformed while Class C shares underperformed the Lipper New York Municipal Debt Funds Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

During the reporting period, the Fund's interest-rate positioning continued to reflect our anticipation of higher rates. As a result, at the end of June, the Fund's option-adjusted duration* stood at 6.9 years. This defensive posture proved additive to performance as interest rates rose for the overall period. The Fund maintained its high quality bias with nearly 80 percent of the portfolio rated A or better. In particular, the Fund was overweighted in higher-rated bonds in sectors such as public power, higher education, water and sewer, and transportation. This high credit-quality profile impeded performance since lower-rated bonds outperformed during the period. That said, we have been adding to positions in BBB rated securities, which helped boost returns.

Reflecting a commitment to diversification, the Fund's net assets of $86.8 million were invested among 14 long-term sectors and 39 credits. As of the close of the period, the Fund's largest allocations were to the IDR/PCR, dedicated tax and hospital sectors.

----------------------------------------------------

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   IDR/PCR**                                           16.2%
   Dedicated Tax                                       14.6
   Hospital                                            11.9
   Housing                                              9.8
   Appropriation                                        8.0

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             49.8%
   Aa/AA                                               13.6
   A/A                                                 16.5
   Baa/BBB                                             15.9
   NR                                                   4.2

** Industrial Development/Pollution Control Revenue
Data as of June 30, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

The Fund will normally invest at least 80 percent of its assets in securities that pay interest exempt from federal, New York state and New York city income tax or other local income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in investment grade, New York municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments or their respective agencies.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of June 30, 2007


WEIGHTED AVERAGE MATURITY: 19 YEARS(A)

0-5                                                                   3%
6-10                                                                 18
11-15                                                                12
16-20                                                                35
21-25                                                                14
26-30                                                                 8
31+ Years                                                            10

(a) Where applicable maturities reflect mandatory tenders, puts and call dates. Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of June 30, 2007


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2007(a)                                                                    11%
2008                                                                        7
2009                                                                        3
2010                                                                       11
2011                                                                        5
2012                                                                       10
2013                                                                       13
2014                                                                        5
2015                                                                       13
2016                                                                        8
2017+ Call Date                                                            14

COST (BOOK) YIELD()b) -- WEIGHTED AVERAGE BOOK YIELD: 5.4%

2007(a)                                                                   8.7%
2008                                                                      6.1
2009                                                                      5.8
2010                                                                      5.5
2011                                                                      4.9
2012                                                                      4.7
2013                                                                      4.9
2014                                                                      4.8
2015                                                                      5.4
2016                                                                      4.9
2017+ Call Date                                                           4.4

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 8.7% on 11% of the long-term portfolio that is callable in 2007.

     Portfolio structure is subject to change.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2007

                               CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                              (since 07/28/97)         (since 04/25/85)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                                NYFAX                    NYFBX                    NYFCX                    NYFDX
   1 YEAR                                 4.38%(3)                 4.55%(3)                 3.95%(3)                 4.64%(3)
                                         (0.05)(4)                (0.41)(4)                 2.96(4)                    --
   5 YEARS                                4.36(3)                  3.94(3)                  3.73(3)                  4.42(3)
                                          3.46(4)                  3.62(4)                  3.73(4)                    --
   10 YEARS                                 --                     4.37(3)                    --                       --
                                            --                     4.37(4)                    --                       --
   SINCE INCEPTION                        4.64(3)                  6.27(3)                  4.02(3)                  4.75(3)
                                          4.19(4)                  6.27(4)                  4.02(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Lehman Brothers New York Exempt Index tracks the performance of New York issued municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper New York Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper New York Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper New York Municipal Debt Funds Index as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07 - 06/30/07.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             01/01/07 -
                                                                     01/01/07            06/30/07             06/30/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (0.13% return).......................................         $1,000.00           $1,001.30              $5.06
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.74              $5.11
CLASS B
Actual (0.21% return).......................................         $1,000.00           $1,002.10              $4.12
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.68              $4.16
CLASS C
Actual (-0.05% return)......................................         $1,000.00           $  999.50              $7.59
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.21              $7.65
CLASS D
Actual (0.23% return).......................................         $1,000.00           $1,002.30              $3.87
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.39              $3.91

------------------
 * Expenses are equal to the Fund's annualized expense ratios of 1.02%, 0.83%, 1.53% and 0.78% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.18%, 0.99%, 1.69% and 0.94% for Class A, Class B, Class C and Class D shares, respectively.
   Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended June 30, 2007, the total operating expense ratio for Class B shares was lower and, as a result the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares. Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            New York Tax-Exempt Municipal Bonds (99.4%)
            General Obligation (1.2%)
$  1,000    New York City, 2005 Ser G.................................  5.00 %   12/01/26   $  1,030,900
                                                                                            ------------
--------
            Appropriation (8.0%)
   4,000    Hudson Yards Infrastructure Corporation, 2007 Ser A
              (MBIA)+.................................................  4.50     02/15/47      3,790,000
   1,000    Montgomery County Industrial Development Agency,
              Hamilton Fulton Montgomery BOCES Ser 2004 A (XLCA)......  5.00     07/01/34      1,026,130
            New York State Dormitory Authority,
   1,000      School District Ser 2002 E (MBIA).......................  5.50     10/01/17      1,066,590
   1,000      School District Ser 2002 C (MBIA).......................  5.25     04/01/21      1,054,050
                                                                                            ------------
--------
                                                                                               6,936,770
   7,000
                                                                                            ------------
--------
            Dedicated Tax (14.6%)
   3,000    Metropolitan Transportation Authority, Dedicated Tax
              Refg Ser 2002 A (FSA)...................................  5.25     11/15/24      3,164,850
            New York City Industrial Development Agency,
   1,000      Queens Baseball Stadium Ser 2006 (Ambac)................  5.00     01/01/46      1,030,130
   1,000      Yankee Stadium Ser 2006 (FGIC)..........................  5.00     03/01/46      1,029,220
   2,000    New York City Transitional Finance Authority,
              2003 Ser D (MBIA).......................................  5.25     02/01/20      2,109,160
   2,000      Refg 2003 Ser A.........................................  5.50#    11/01/26      2,114,300
   2,000    New York Local Government Assistance Corporation, Ser 1993
              C.......................................................  5.50     04/01/17      2,195,140
   1,000    Sales Tax Asset Receivable Corporation, 2005 Ser A
              (Ambac).................................................  5.00     10/15/29      1,037,340
                                                                                            ------------
--------
                                                                                              12,680,140
  12,000
                                                                                            ------------
--------
            Education (6.7%)
     500    Hempstead Industrial Development Agency, Hofstra
              University
              Ser 1996 (MBIA).........................................  5.80     07/01/15        509,920
            New York State Dormitory Authority,
   2,000      City University Ser 1993 A..............................  5.75     07/01/09      2,051,740
   1,000      New York University Ser 1998 A (MBIA)...................  5.75     07/01/15      1,114,890
   2,000      State University 1993 Ser A.............................  5.25     05/15/15      2,113,960
                                                                                            ------------
--------
                                                                                               5,790,510
   5,500
                                                                                            ------------
--------
            Hospital (11.9%)
   2,000    New York City Heath & Hospital Corporation, Health 2003
              Ser A (Ambac)...........................................  5.25     02/15/22      2,099,080
            New York State Dormitory Authority,
   1,000      Catholic Health Long Island -- St Francis Hospital Ser
              2004....................................................  5.00     07/01/27      1,005,570
   2,000      Memorial Sloan-Kettering Cancer Center 2003 Ser I
              (MBIA)..................................................  5.00     07/01/23      2,066,780
   1,000      Montefiore Hospital -- FHA Insured Mtge Ser 2004
              (FGIC)..................................................  5.00     08/01/29      1,031,480

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  2,000      North Shore Long Island Jewish Group Ser 2007 A.........  5.00 %   05/01/32   $  2,042,760
   2,000      Winthrop South Nassau University Health Ser 2003 B......  5.50     07/01/23      2,071,760
                                                                                            ------------
--------
                                                                                              10,317,430
  10,000
                                                                                            ------------
--------
            Housing (9.8%)
            New York City Housing Development Corporation, New York,
   1,660      East Midtown -- FHA Ins Sec 223.........................  6.50     11/15/18      1,662,032
   1,713      Ruppert -- FHA Ins Sec 223..............................  6.50     11/15/18      1,802,182
   4,000    New York State Housing Finance Agency, 1996 Ser A Refg
              (FSA)...................................................  6.10     11/01/15      4,047,160
   1,000    New York State Mortgage Agency Homeowner Ser 143..........  4.90     10/01/37        983,650
                                                                                            ------------
--------
                                                                                               8,495,024
   8,373
                                                                                            ------------
--------
            Industrial Development/Pollution Control (16.2%)
            New York City Industrial Development Agency,
   1,000      Airis JFK I LLC Ser 2001A (AMT).........................  5.50     07/01/28      1,017,800
   2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................  5.75     10/01/36      2,019,560
   1,500      IAC/Interactive Corp Ser 2005...........................  5.00     09/01/35      1,531,785
   1,035      Royal Charter Properties -- The New York & Presbyterian
                Hospital Parking Ser 2001 (FSA).......................  5.25     12/15/32      1,091,728
   2,000      Terminal One Group Association Ser 2005 (AMT)...........  5.50     01/01/24      2,124,080
   6,000    New York State Energy & Research Development Authority,
              Brooklyn Union Gas Co 1991 Ser D (AMT)..................  9.26@    07/01/26      6,332,880
                                                                                            ------------
--------
                                                                                              14,117,833
  13,535
                                                                                            ------------
--------
            Life Care (1.1%)
   1,000    Suffolk County Industrial Development Agency, Jefferson's
              Ferry
--------    Ser 2006..................................................  5.00     11/01/28      1,001,780
                                                                                            ------------
            Public Power (5.0%)
            Long Island Power Authority,
   2,000      Ser 2000 A (FSA)........................................  0.00     06/01/18      1,249,440
   1,000      Ser 2006 B..............................................  5.00     12/01/35      1,028,600
   2,000    New York State Power Authority, Ser 2000 A................  5.25     11/15/40      2,068,580
                                                                                            ------------
--------
                                                                                               4,346,620
   5,000
                                                                                            ------------
--------
            Tobacco Settlement (5.1%)
   1,000    Nassau County Tobacco Settlement Corporation, Ser 2006....  0.00#    06/01/26        912,460
   1,000    New York Counties Tobacco Trust IV, Ser 2005 A............  5.00     06/01/45**    1,003,010
   1,000    TSASC Inc, Tobacco Settlement Ser 2006-1..................  5.125    06/01/42      1,012,820
   1,500    Westchester Tobacco Asset Securitization Corporation, Ser
              2005....................................................  5.125    06/01/45      1,517,460
                                                                                            ------------
--------
                                                                                               4,445,750
   4,500
                                                                                            ------------
--------

                       See Notes to Financial Statements
 14

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Transportation (3.7%)
$  1,000    Triborough Bridge & Tunnel Authority, Refg Ser 2002 E
              (MBIA)..................................................  5.00 %   11/15/32   $  1,027,110
   2,000    Puerto Rico Highway & Transportation Authority, Refg Ser
              X.......................................................  5.50     07/01/15      2,143,060
                                                                                            ------------
--------
                                                                                               3,170,170
   3,000
                                                                                            ------------
--------
            Water & Sewer (5.9%)
   3,000    New York City Municipal Water Finance Authority, 2001 Ser
              B.......................................................  5.125    06/15/31      3,085,920
   2,000    New York State Environment Facilities Corporation, Clean
              Water Ser 2003 C........................................  5.00     07/15/23      2,075,700
                                                                                            ------------
--------
                                                                                               5,161,620
   5,000
                                                                                            ------------
--------
            Other Revenue (2.4%)
   2,000    Battery Park City Authority, Ser 2003 A...................  5.00     11/01/24      2,072,680
                                                                                            ------------
--------
            Refunded (7.8%)
   2,205    New York State Dormitory Authority, Suffolk County
              Judicial
              Ser 1986 (ETM)..........................................  7.375    07/01/16      2,549,994
   4,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A
              (ETM)...................................................  5.375    10/01/24      4,204,360
                                                                                            ------------
--------
                                                                                               6,754,354
   6,205
                                                                                            ------------
--------
  84,113    Total New York Tax-Exempt Municipal Bonds (Cost $83,031,671).................     86,321,581
                                                                                            ------------
--------
            Short-Term New York Tax-Exempt Municipal Obligations (1.0%)
     850    New York City Municipal Water Finance Authority, 2000 Ser
              C
--------    (Demand 07/02/07) (Cost $850,00)..........................  3.81*    06/15/33        850,000
                                                                                            ------------
  84,963    Total Investments (Cost $83,881,671).........................................     87,171,581
                                                                                            ------------
--------
            Floating Rate Note Obligations Related to Securities Held (-3.5%)
  (3,000)   Notes with interest rate of 3.73% at June 30,2007 and
              contractual
--------    maturities of collateral at 02/15/47 (See Note 1D)++
              (Cost $(3,000,000))........................................................     (3,000,000)
                                                                                            ------------

$ 81,963    Total Net Investments (Cost $80,881,671) (a).......................    96.9%      84,171,581
========
            Other Assets in Excess of Liabilities..............................     3.1        2,652,040
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $ 86,823,621
                                                                                  =====     ============

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) continued

---------------------

   AMT      Alternative Minimum Tax.
   ETM      Escrowed to maturity.
   FHA      Federal Housing Administration.
    *       Current coupon of variable rate demand obligation.
    **      A portion of this security has been physically segregated in connection with derivative transactions.
    #       Security is a "step up" bond where the coupon increases on a predetermined future date.
    @       Current coupon rate for inverse floating rate municipal
            obligation (See Note 7). This rate resets periodically as
            the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total
            value of $6,332,880 which represents 7.3% of net assets.
    +       Underlying security related to inverse floaters entered into by the Fund (See Note 1D).
    ++      Floating rate obligations related to securities held. The
            interest rate shown reflects the rate in effect June
            30.2007.
   (a)      The aggregate cost for federal income tax purposes is
            $80,801,018. The aggregate gross unrealized appreciation is
            $3,690,053 and the aggregate gross unrealized depreciation is $319,490, resulting in net unrealized appreciation of
            $3,370,563.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Corporation.

                       See Notes to Financial Statements
 16

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $83,881,671)......   $87,171,581
Cash........................................................        86,607
Receivable for:
    Investments sold........................................     1,682,439
    Interest................................................     1,084,022
    Shares of beneficial interest sold......................            96
Receivable from Distributor.................................        12,482
Prepaid expenses and other assets...........................        32,076
                                                              ------------
    Total Assets............................................    90,069,303
                                                              ------------
Liabilities:
Floating rate note obligations..............................     3,000,000
Payable for:
    Shares of beneficial interest redeemed..................        47,629
    Distribution fee........................................        26,100
    Investment advisory fee.................................        22,388
    Dividends and distributions to shareholders.............        22,314
    Administration fee......................................         5,722
    Transfer agent fee......................................         1,692
Accrued expenses and other payables.........................       119,837
                                                              ------------
    Total Liabilities.......................................     3,245,682
                                                              ------------
    Net Assets..............................................   $86,823,621
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................   $83,227,534
Net unrealized appreciation.................................     3,289,910
Accumulated undistributed net investment income.............       119,735
Accumulated undistributed net realized gain.................       186,442
                                                              ------------
    Net Assets..............................................   $86,823,621
                                                              ============
Class A Shares:
Net Assets..................................................   $51,514,226
Shares Outstanding (unlimited authorized, $.01 par value)...     4,664,379
    Net Asset Value Per Share...............................        $11.04
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 4.44% of net asset value).........        $11.53
                                                              ============
Class B Shares:
Net Assets..................................................   $22,244,823
Shares Outstanding (unlimited authorized, $.01 par value)...     2,027,807
    Net Asset Value Per Share...............................        $10.97
                                                              ============
Class C Shares:
Net Assets..................................................    $2,793,616
Shares Outstanding (unlimited authorized, $.01 par value)...       254,475
    Net Asset Value Per Share...............................        $10.98
                                                              ============
Class D Shares:
Net Assets..................................................   $10,270,956
Shares Outstanding (unlimited authorized, $.01 par value)...       940,182
    Net Asset Value Per Share...............................        $10.92
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2007 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 2,431,101
                                                              -----------
Expenses
Investment advisory fee.....................................      210,267
Distribution fee (Class A shares)...........................       64,343
Distribution fee (Class B shares)...........................        5,602
Distribution fee (Class C shares)...........................       10,317
Interest and residual trust expenses........................       57,342
Shareholder reports and notices.............................       39,588
Professional fees...........................................       36,286
Administration fee..........................................       35,790
Transfer agent fees and expenses............................       21,188
Registration fees...........................................        5,170
Trustees' fees and expenses.................................        4,124
Custodian fees..............................................        3,162
Other.......................................................        9,960
                                                              -----------
    Total Expenses..........................................      503,139
Less: amounts waived/reimbursed.............................      (71,741)
Less: expense offset........................................       (2,999)
                                                              -----------
    Net Expenses............................................      428,399
                                                              -----------
    Net Investment Income...................................    2,002,702
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................      176,335
Futures contracts...........................................       43,280
                                                              -----------
    Net Realized Gain.......................................      219,615
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (2,007,975)
Futures contracts...........................................      (33,134)
                                                              -----------
    Net Change in Unrealized Appreciation/Depreciation......   (2,041,109)
                                                              -----------
    Net Loss................................................   (1,821,494)
                                                              -----------
Net Increase................................................     $181,208
                                                              ===========

                       See Notes to Financial Statements
 18

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2007   DECEMBER 31, 2006
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $ 2,002,702       $ 4,295,332
Net realized gain...........................................       219,615           557,640
Net change in unrealized appreciation/depreciation..........    (2,041,109)         (400,162)
                                                               -----------       -----------
    Net Increase............................................       181,208         4,452,810
                                                               -----------       -----------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................    (1,197,566)       (2,614,208)
    Class B shares..........................................      (508,358)       (1,093,274)
    Class C shares..........................................       (53,578)         (116,057)
    Class D shares..........................................      (244,723)         (447,215)
Net realized gain
    Class A shares..........................................       (58,354)         (286,760)
    Class B shares..........................................       (25,332)         (113,299)
    Class C shares..........................................        (3,179)          (14,164)
    Class D shares..........................................       (11,797)          (54,339)
                                                               -----------       -----------
    Total Dividends and Distributions.......................    (2,102,887)       (4,739,316)
                                                               -----------       -----------

Net decrease from transactions in shares of beneficial
  interest..................................................    (5,315,405)       (9,676,025)
                                                               -----------       -----------
    Net Decrease............................................    (7,237,084)       (9,962,531)
Net Assets:
Beginning of period.........................................    94,060,705       104,023,236
                                                               -----------       -----------
End of Period
(Including accumulated undistributed net investment income
of
$119,735 and $121,258, respectively)........................   $86,823,621       $94,060,705
                                                               ===========       ===========

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)

are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Floating Rate Note Obligations Related to Securities Held -- The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "floating rate note obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" in the Trust's Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At June 30, 2007, Trust investments with a value of $3,790,000 are held by the Dealer Trusts and serve as collateral for the $3,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)

obligations and interest rates in effect at June 30, 2007 are presented in the Portfolio of Investments.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund's financial statements.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisers, Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $500 million and 0.445% to the portion of the daily net assets exceeding $500 million.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.65% of the average daily net assets of the Fund on an annualized basis. Such voluntary waivers may be terminated at any time without notice.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class
C -- up to 0.75% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2007.

At June 30, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2007.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)

The Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The distributor may discontinue this waiver in the future. For the six months ended June 30, 2007, the distribution fee for Class B shares was accrued at the annual rate of 0.05%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $20,138, and received $14,847 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2007, aggregated $3,071,100 and $9,456,868, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2007 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,939. At June 30, 2007, the Fund had an accrued pension liability of $60,242 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)

credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                               FOR THE SIX                  FOR THE YEAR
                                                               MONTHS ENDED                    ENDED
                                                              JUNE 30, 2007              DECEMBER 31, 2006
                                                          ----------------------       ----------------------
                                                               (unaudited)
                                                           SHARES      AMOUNT           SHARES      AMOUNT
                                                          --------   -----------       --------   -----------
CLASS A SHARES
Sold....................................................    67,537   $   758,113        115,658   $ 1,304,688
Conversion from Class B.................................        --            --        122,875     1,378,868
Conversion to Class B...................................  (127,584)   (1,430,602)            --            --
Reinvestment of dividends and distributions.............    68,316       763,792        157,494     1,773,426
Redeemed................................................  (463,392)   (5,201,903)      (883,569)   (9,943,460)
                                                          --------   -----------       --------   -----------
Net decrease - Class A..................................  (455,123)   (5,110,600)      (487,542)   (5,486,478)
                                                          --------   -----------       --------   -----------
CLASS B SHARES
Sold....................................................    16,661       185,609         70,070       786,007
Conversion from Class A.................................   128,385     1,430,602             --            --
Conversion to Class A...................................        --            --       (123,728)   (1,378,868)
Reinvestment of dividends and distributions.............    21,008       233,305         52,188       583,778
Redeemed................................................  (157,014)   (1,746,099)      (377,777)   (4,222,631)
                                                          --------   -----------       --------   -----------
Net increase (decrease) - Class B.......................     9,040       103,417       (379,247)   (4,231,714)
                                                          --------   -----------       --------   -----------
CLASS C SHARES
Sold....................................................    20,167       225,030         28,215       317,092
Reinvestment of dividends and distributions.............     3,295        36,616          7,031        78,704
Redeemed................................................   (21,516)     (241,625)      (151,923)   (1,704,371)
                                                          --------   -----------       --------   -----------
Net increase (decrease) - Class C.......................     1,946        20,021       (116,677)   (1,308,575)
                                                          --------   -----------       --------   -----------
CLASS D SHARES
Sold....................................................    29,330       324,018        203,584     2,252,743
Reinvestment of dividends and distributions.............    15,311       169,295         28,208       314,485
Redeemed................................................   (74,136)     (821,556)      (109,311)   (1,216,486)
                                                          --------   -----------       --------   -----------
Net increase (decrease) - Class D.......................   (29,495)     (328,243)       122,481     1,350,742
                                                          --------   -----------       --------   -----------
Net decrease in Fund....................................  (473,632)  $(5,315,405)      (860,985)  $(9,676,025)
                                                          ========   ===========       ========   ===========

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)

Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

9. Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX              FOR THE YEAR ENDED DECEMBER 31,
                                                  MONTHS ENDED    ----------------------------------------------------
                                                  JUNE 30, 2007     2006       2005       2004       2003       2002
                                                  -------------   --------   --------   --------   --------   --------
                                                   (unaudited)

Class A Shares
Selected Per Share Data:
Net asset value, beginning of period............     $ 11.29      $ 11.31    $ 11.67    $ 11.79    $ 11.82    $ 11.47
                                                     -------      -------    -------    -------    -------    -------
Income (loss) from investment operations:
    Net investment income.......................        0.25         0.49       0.52       0.52       0.51       0.52
    Net realized and unrealized gain (loss).....       (0.24)        0.03      (0.17)     (0.11)      0.06       0.62
                                                     -------      -------    -------    -------    -------    -------
Total income from investment operations.........        0.01         0.52       0.35       0.41       0.57       1.14
                                                     -------      -------    -------    -------    -------    -------
Less dividends and distribution from:
    Net investment income.......................       (0.25)       (0.48)     (0.51)     (0.51)     (0.51)     (0.52)
    Net realized gain...........................       (0.01)       (0.06)     (0.20)     (0.02)     (0.09)     (0.27)
                                                     -------      -------    -------    -------    -------    -------
Total dividends and distributions...............       (0.26)       (0.54)     (0.71)     (0.53)     (0.60)     (0.79)
                                                     -------      -------    -------    -------    -------    -------
Net asset value, end of period..................     $ 11.04      $ 11.29    $ 11.31    $ 11.67    $ 11.79    $ 11.82
                                                     =======      =======    =======    =======    =======    =======
Total Return+...................................        0.13%(1)     4.63%      3.10%      3.61%      4.90%     10.18%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)..........        1.02%(2)     0.91%      0.90%      0.84%      0.93%      0.92%
Total expenses (before expense offset, exclusive
 of interest and residual expenses).............        0.89%(2)(5)    0.91%(5)    0.90%(5)    0.84%(5)    0.93%    0.92%
Net investment income...........................        4.42%(2)(5)    4.32%(5)    4.37%(5)    4.42%(5)    4.29%    4.44%
Supplemental Data:
Net assets, end of period, in thousands.........     $51,514      $57,776    $63,437     $2,819     $4,285     $5,226
Portfolio turnover rate.........................           3%(1)       12%        15%        11%        20%        21%

---------------------

     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  June 30, 2007              1.18%               4.26%
  December 31, 2006          1.03                4.20
  December 31, 2005          1.00                4.27
  December 31, 2004          0.89                4.37

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE SIX               FOR THE YEAR ENDED DECEMBER 31,
                                                MONTHS ENDED    ------------------------------------------------------
                                                JUNE 30, 2007     2006       2005       2004       2003        2002
                                                -------------   --------   --------   --------   ---------   ---------
                                                 (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period..........     $ 11.21      $ 11.24    $ 11.59    $ 11.71    $  11.80    $  11.48
                                                   -------      -------    -------    -------    --------    --------

Income (loss) from investment operations:
    Net investment income.....................        0.25         0.51       0.48       0.45        0.44        0.46
    Net realized and unrealized gain (loss)...       (0.23)        0.02      (0.15)     (0.11)       0.00        0.59
                                                   -------      -------    -------    -------    --------    --------

Total income from investment operations.......        0.02         0.53       0.33       0.34        0.44        1.05
                                                   -------      -------    -------    -------    --------    --------

Less dividends and distributions from:
    Net investment income.....................       (0.25)       (0.50)     (0.48)     (0.44)      (0.44)      (0.46)
    Net realized gain.........................       (0.01)       (0.06)     (0.20)     (0.02)      (0.09)      (0.27)
                                                   -------      -------    -------    -------    --------    --------

Total dividends and distributions.............       (0.26)       (0.56)     (0.68)     (0.46)      (0.53)      (0.73)
                                                   -------      -------    -------    -------    --------    --------

Net asset value, end of period................     $ 10.97      $ 11.21    $ 11.24    $ 11.59    $  11.71    $  11.80
                                                   =======      =======    =======    =======    ========    ========

Total Return+.................................        0.21%(1)     4.84%      2.93%      3.01%       3.81%       9.32%

Ratios to Average Net Assets(3)(4):

Total expenses (before expense offset)........        0.83%(2)     0.72%      1.21%      1.43%       1.46%       1.46%

Total expenses (before expense offset,
 exclusive of interest and residual
 expenses)....................................        0.70%(2)(5)    0.72%(5)    1.21%(5)    1.43%(5)     1.46%     1.46%

Net investment income.........................        4.61%(2)(5)    4.51%(5)    4.06%(5)    3.83%(5)     3.76%     3.90%

Supplemental Data:

Net assets, end of period, in thousands.......     $22,245      $22,629    $26,952    $99,530    $113,223    $122,099

Portfolio turnover rate.......................           3%(1)       12%        15%        11%         20%         21%

---------------------

     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  June 30, 2007              0.99%               4.45%
  December 31, 2006          0.84                4.39
  December 31, 2005          1.31                3.96
  December 31, 2004          1.48                3.78

                       See Notes to Financial Statements
 28

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                         FOR THE SIX              FOR THE YEAR ENDED DECEMBER 31,
                                                        MONTHS ENDED    ----------------------------------------------------
                                                        JUNE 30, 2007     2006       2005       2004       2003       2002
                                                        -------------   --------   --------   --------   --------   --------
                                                         (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period..................     $11.22        $11.25     $11.60     $11.72     $11.79     $11.46
                                                           ------        ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income.............................       0.22          0.43       0.45       0.45       0.44       0.46
    Net realized and unrealized gain (loss)...........      (0.23)         0.03      (0.16)     (0.11)      0.02       0.60
                                                           ------        ------     ------     ------     ------     ------

Total income (loss) from investment operations........      (0.01)         0.46       0.29       0.34       0.46       1.06
                                                           ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income.............................      (0.22)        (0.43)     (0.44)     (0.44)     (0.44)     (0.46)
    Net realized gain.................................      (0.01)        (0.06)     (0.20)     (0.02)     (0.09)     (0.27)
                                                           ------        ------     ------     ------     ------     ------

Total dividends and distributions.....................      (0.23)        (0.49)     (0.64)     (0.46)     (0.53)     (0.73)
                                                           ------        ------     ------     ------     ------     ------

Net asset value, end of period........................     $10.98        $11.22     $11.25     $11.60     $11.72     $11.79
                                                           ======        ======     ======     ======     ======     ======

Total Return+.........................................      (0.05)%(1)     4.11%      2.51%      3.01%      3.98%      9.41%

Ratios to Average Net Assets(3)(4):

Total expenses (before expense offset)................       1.53%(2)      1.41%      1.41%      1.43%      1.46%      1.46%

Total expenses (before expense offset, exclusive of
 interest and residual expenses)......................       1.40%(2)(5)    1.41%(5)    1.41%(5)    1.43%(5)    1.46%    1.46%

Net investment income.................................       3.91%(2)(5)    3.82%(5)    3.86%(5)    3.83%(5)    3.76%    3.90%

Supplemental Data:

Net assets, end of period, in thousands...............     $2,794        $2,832     $4,152     $4,066     $4,679     $3,521

Portfolio turnover rate...............................          3%(1)        12%        15%        11%        20%        21%

---------------------

     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  June 30, 2007              1.69%               3.75%
  December 31, 2006          1.53                3.70
  December 31, 2005          1.51                3.76
  December 31, 2004          1.48                3.78

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                     FOR THE SIX              FOR THE YEAR ENDED DECEMBER 31,
                                                    MONTHS ENDED    ----------------------------------------------------
                                                    JUNE 30, 2007     2006       2005       2004       2003       2002
                                                    -------------   --------   --------   --------   --------   --------
                                                     (unaudited)

Class D Shares
Selected Per Share Data:

Net asset value, beginning of period..............     $ 11.16      $ 11.19     $11.55    $ 11.67    $ 11.76    $ 11.46
                                                       -------      -------     ------    -------    -------    -------

Income (loss) from investment operations:
    Net investment income.........................        0.26         0.51       0.53       0.53       0.53       0.55
    Net realized and unrealized gain (loss).......       (0.23)        0.03      (0.16)     (0.10)      0.00       0.56
                                                       -------      -------     ------    -------    -------    -------

Total income from investment operations...........        0.03         0.54       0.37       0.43       0.53       1.11
                                                       -------      -------     ------    -------    -------    -------

Less dividends and distributions from:
    Net investment income.........................       (0.26)       (0.51)     (0.53)     (0.53)     (0.53)     (0.54)
    Net realized gain.............................       (0.01)       (0.06)     (0.20)     (0.02)     (0.09)     (0.27)
                                                       -------      -------     ------    -------    -------    -------

Total dividends and distributions.................       (0.27)       (0.57)     (0.73)     (0.55)     (0.62)     (0.81)
                                                       -------      -------     ------    -------    -------    -------

Net asset value, end of period....................     $ 10.92      $ 11.16     $11.19    $ 11.55    $ 11.67    $ 11.76
                                                       =======      =======     ======    =======    =======    =======

Total Return+.....................................        0.23%(1)     4.89%      3.27%      3.78%      4.59%      9.96%

Ratios to Average Net Assets(3)(4):

Total expenses (before expense offset)............        0.78%(2)     0.66%      0.66%      0.68%      0.71%      0.71%

Total expenses (before expense offset, exclusive
 of interest and residual expenses)...............        0.65%(2)(5)    0.66%(5)    0.66%(5)    0.68%(5)    0.71%    0.71%

Net investment income.............................        4.66%(2)(5)    4.57%(5)    4.61%(5)    4.58%(5)    4.51%    4.65%

Supplemental Data:

Net assets, end of period, in thousands...........     $10,271      $10,824     $9,483    $10,582    $11,402    $12,533

Portfolio turnover rate...........................           3%(1)       12%        15%        11%        20%        21%

---------------------

     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  June 30, 2007              0.94%               4.50%
  December 31, 2006          0.78                4.45
  December 31, 2005          0.76                4.51
  December 31, 2004          0.73                4.53

                       See Notes to Financial Statements
 30

                      (This Page Intentionally Left Blank)
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TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

                                                 Morgan StanleyNew York Tax-Free
                                                                     Income Fund

Semiannual Report
June 30, 2007

[MORGAN STANLEY LOGO]

NYFSAN-IU07-02913P-Y06/07
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Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.
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Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007


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